CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues, net	$ 190,029	$ 274,403
Cost of goods sold	39,365	79,768
Gross profit	150,664	194,635
Operating expenses:
General and administration	2,611,992	1,083,557
Sales and marketing	2,897,703	502,790
Research and Development	3,076,502	1,002,625
Total operating expense	8,586,197	2,588,972
Operating loss	(8,435,533)	(2,394,337)
Other income (expense)
Interest expense	(2,663,645)	(642,718)
Change in fair value of derivative liability	(975,902)	5,025
Loss on extinguishment of debt	(44,353)
Other income	4,422	9,823
Interest income	18,147
Total other income (expense)	(3,661,331)	(627,870)
Loss before provision for income taxes	(12,096,864)	(3,022,207)
Provision for income taxes
Net loss	$ (12,096,864)	$ (3,022,207)
Net loss per share - basic and diluted (in dollars per share)	$ (0.42)	$ (0.19)
Weighted average number of common shares outstanding, basic and diluted (in shares)	28,528,060	16,191,240